FAIR VALUE MEASUREMENT- ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Assets and liabilities measured or disclosed at fair value
Available-for-sale securities						¥ 85,291
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured or disclosed at fair value
Transfers of fair value measurements into or out of Level 3	¥ 0	¥ 0
Recurring basis
Assets and liabilities measured or disclosed at fair value
Available-for-sale securities			$ 7,158	¥ 46,373	$ 22,730	141,031
Total assets measured at fair value			7,158	46,373	22,730	141,031
Payable for contingent consideration			3,603	23,338	8,638	53,592
Total liabilities measured at fair value			$ 3,603	23,338	$ 8,638	53,592
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured or disclosed at fair value
Available-for-sale securities				46,373		62,653
Total assets measured at fair value				46,373		62,653
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured or disclosed at fair value
Available-for-sale securities						78,378
Total assets measured at fair value						78,378
Payable for contingent consideration				23,338		53,592
Total liabilities measured at fair value				23,338		53,592
Non-Recurring
Assets and liabilities measured or disclosed at fair value
Total losses, Intangible assets, net				(26,136)		¥ (8,304)
Total losses, Goodwill				¥ (23,746)
Total losses, Investment in equity investees	(2,806)	(472)
Total losses, Other long-term investment	(6,031)
Total losses, Non-current assets	¥ (58,719)	¥ (8,776)
Contingent consideration payable | Discount cash flow method | Maximum
Unobservable inputs
Performance target	99.00%	99.00%
Discount rate	12.30%	12.30%
Contingent consideration payable | Discount cash flow method | Minimum
Unobservable inputs
Performance target	0.00%	34.00%
Discount rate	10.00%	10.00%
Trustlook | Available-for-sale | Guideline company method and business enterprise value allocation method
Unobservable inputs
Discount for lack of marketability		20.00%
Volatility		40.50%
NDP Media Corp | Available-for-sale | Probability expected return method
Unobservable inputs
Discount for lack of marketability		3.81%
Probability of conversion		70.00%